Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 211,054,112	$ 63,125,824
Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	204,833,218	59,667,439
Government securities [member] | Other [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	6,966,936	48,832,493
Government securities [member] | Level 1 [member] | Federal government bonds in dual currency at discount—Maturity: 07-21-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	58,946,978
Government securities [member] | Level 1 [member] | Federal government treasury bonds linked to dollar - Maturity: 04-28-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	56,990,201	49
Government securities [member] | Level 1 [member] | Federal government bonds in dual currency at discount—Maturity: 09-29-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	21,913,191
Government securities [member] | Level 1 [member] | Federal government bonds in dual currency at discount—Maturity: 06-30-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	20,739,047
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER—Maturity: 03-25-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	14,667,234	7,499,991
Government securities [member] | Level 1 [member] | Federal government bonds in dual currency at discount—Maturity: 02-28-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	11,476,239
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER—Maturity: 03-06-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	5,841,908	3,334,906
Government securities [member] | Level 1 [member] | Letters of National Estate in pesos adjusted by CER at discount—Maturity: 01-20-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,969,113
Government securities [member] | Level 1 [member] | Letters of National Estate in pesos adjusted by CER at discount—Maturity: 02-17-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,184,546
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER—Maturity: 05-19-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,137,825
Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	6,220,894	3,458,385
Private securities [member] | Other [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,441,097	3,122,007
Private securities [member] | Level 1 [member] | Corporate bonds Genneia SA Class 031—Maturity: 09-02-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	1,329,598
Private securities [member] | Level 1 [member] | Corporate bonds Telecom Argentina SA Class 001 - Maturity: 07-18-2026
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	276,554	78,938
Private securities [member] | Level 1 [member] | Corporate bonds Pan American Energy Argentina S.L Class 012—Maturity: 04-30-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	252,830	$ 257,440
Private securities [member] | Level 1 [member] | Corporate bonds Arcor SAIC Class 018—Maturity: 10-09-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	244,342
Private securities [member] | Level 1 [member] | Corporate bonds CT Barragan SA Class 006—Maturity: 05-16-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	189,080
Private securities [member] | Level 2 [member] | Corporate bonds Transportadora de Gas del Sur SA Class 002—Maturity: 05-02-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	708,031
Private securities [member] | Level 2 [member] | Corporate bonds Pampa Energía SA Class I—Maturity: 01-24-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	591,753
Private securities [member] | Level 2 [member] | Corporate bonds Pan American Energy Argentina S.L Class 21—Maturity: 07-21-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	335,505
Private securities [member] | Level 3 [member] | Corporate bonds Tarjeta Naranja SA Class 53 Series 01—Maturity: 04-05-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	434,678
Private securities [member] | Level 3 [member] | Debt Securities In Financial Trusts Confibono
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 417,426